Organization and Business Operations (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accumulated deficits	$ 60,003,740		$ 50,597,674	$ 35,374,646
Cash flow used in operations	5,034,442	$ 4,750,194	6,395,942	7,567,645
Cash	4,387,797		1,931,068	$ 11,754,558
Working capital	$ 3,902,697		$ 2,245,979